Fees Summary	Mar. 10, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $5,643,000.00 The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 5,643,000